Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per share
Year Ended December 31,	2011	2010	2009
(Dollars and shares in thousands, except earnings per share)
Basic earnings per share attributable to TDS shareholders
Net income available to common shareholders
of TDS used in basic earnings per share	$200,516	$144,799	$191,296

Adjustments to compute diluted earnings
Noncontrolling interest adjustment (1)	(795)	(512)	(442)
Preferred dividend adjustment (2)	49	49	49
Net income available to common shareholders of TDS
used in diluted earnings per share	$199,770	$144,336	$190,903

Weighted average number of shares used in
basic earnings per share
Common Shares	101,471	102,947	107,318
Series A Common Shares	7,091	7,069	7,036
Total	108,562	110,016	114,354

Effects of dilutive securities:
Stock options	265	230	39
Restricted stock units	213	195	135
Preferred shares	60	48	44
Weighted average number of shares used in
diluted earnings per share	109,100	110,489	114,572

Basic earnings per share attributable to TDS shareholders	$1.85	$1.32	$1.67

Diluted earnings per share attributable to TDS shareholders	$1.83	$1.31	$1.67

  The noncontrolling interest adjustment reflects the additional noncontrolling share of U.S. Cellular's income computed as if all of U.S. Cellular's issuable securities were outstanding.

  The preferred dividend adjustment reflects the dividend reduction related to preferred securities that were dilutive, and therefore treated as if converted for shares.

Summary of antidilutive shares
(Shares in thousands)	2011	2010	2009

Stock options	3,779	4,076	4,876

Restricted stock units	149	88	105

Convertible preferred shares	—	—	—